INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current income taxes
Federal	$ (9,531,000)	$ 41,246,000	$ 35,633,000
State	1,812,000	1,798,000	1,706,000
Total current income taxes from continuing operations	(7,719,000)	43,044,000	37,339,000
Deferred income taxes
Federal	156,818,000	134,208,000	114,333,000
State	16,981,000	3,506,000	9,829,000
Total deferred income taxes from continuing operations	173,799,000	137,714,000	124,162,000
Total provision for income taxes from continuing operations	166,080,000	180,758,000	161,501,000
Discontinued operations	(2,698,000)	43,186,000	65,802,000
Total provision for income taxes	163,382,000	223,944,000	227,303,000
Reconciliation for income tax provision [Abstract]
Income from continuing operations before income taxes	755,170,000	858,506,000	806,410,000
Less: Net income attributable to noncontrolling interests	310,428,000	382,911,000	399,150,000
Income from continuing operations attributable to ONEOK before income taxes	444,742,000	475,595,000	407,260,000
Federal statutory income tax rate	35.00%	35.00%	35.00%
Provision for federal income taxes	155,660,000	166,458,000	142,541,000
State income taxes, net of federal tax benefit	12,102,000	7,908,000	13,860,000
Other, net	(1,682,000)	6,392,000	5,100,000
Total provision for income taxes from continuing operations	166,080,000	180,758,000	161,501,000
Deferred tax assets
Employee benefits and other accrued liabilities	26,161,000	21,518,000
Federal net operating loss	12,484,000	0
State net operating loss and benefits	38,322,000	31,990,000
Other comprehensive income	74,847,000	138,826,000
Other	7,582,000	5,979,000
Total deferred tax assets	159,396,000	198,313,000
Deferred tax liabilities
Excess of tax over book depreciation and depletion	60,725,000	77,980,000
Investment in partnerships	1,217,605,000	969,347,000
Regulatory assets	2,625,000	3,565,000
Total deferred tax liabilities	1,280,955,000	1,050,892,000
Deferred Tax Liabilities, Net	1,121,559,000	852,579,000
Income taxes receivable	24,700,000
Accrued Income Taxes		14,500,000
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Operating Activities	$ 35,900,000	$ 11,000,000